Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin ETF Trust
Entity Central Index Key	0001551895
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Franklin Short Duration U.S. Government ETF
Shareholder Report [Line Items]
Fund Name	Franklin Short Duration U.S. Government ETF
Class Name	Franklin Short Duration U.S. Government ETF
Trading Symbol	FTSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Short Duration U.S. Government ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Short Duration U.S. Government ETF	$24	0.23%
[1]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin Short Duration U.S. Government ETF returned 5.73%. The Fund compares its performance to the Bloomberg U.S. Government (1-3 Year) Index, which returned 5.42% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to agency mortgage-backed securities was the main contributor to relative performance.
↑	Allocation relative to the benchmark in adjustable-rate mortgage securities benefited results.
↑	Allocation relative to the benchmark in agency collateralized mortgage obligation securities contributed to returns.

Top detractors from performance:
↓	Yield curve exposure underperformed versus the benchmark, primarily from being short the 2-year part of the curve.
↓	Allocation relative to the benchmark in agency mortgage-backed securities hindered results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	10 Year
Franklin Short Duration U.S. Government ETF (NAV)	5.73	1.84	1.62
Bloomberg U.S. Aggregate Index	4.88	-0.40	1.46
Bloomberg U.S. Government (1-3 Year) Index	5.42	1.15	1.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 220,408,457
Holdings Count | $ / shares	334	[2]
Advisory Fees Paid, Amount	$ 400,116
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$220,408,457
Total Number of Portfolio Holdings*	334
Total Management Fee Paid (based on a unitary fee)	$400,116
Portfolio Turnover Rate	74%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jatin Misra and Michael V. Salm were added as portfolio managers to the Fund.
This is a summary of a change to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.